Basis of Presentation and summary of significant accounting policies	12 Months Ended
Sep. 30, 2023
Basis of Presentation and summary of significant accounting policies
Basis of Presentation and summary of significant accounting policies
2.	Basis of Presentation and summary of significant accounting policies

Basis of accounting

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements were authorized for issue by the Board of Directors on December 21, 2023.

The consolidated financial statements, which are presented in US dollars, have been prepared under the historical cost convention, as modified by the measurement at fair values of certain financial assets and financial liabilities.

Basis of measurement

These consolidated financial statements have been prepared on a going concern basis that assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of operation.

Functional currency

The consolidated financial statements of the Company are presented in US dollars, which is the Company’s functional currency. Determined using management’s judgment that the primary economic environment in which it will derive its revenue and expenses incurred to generate those revenues is the United States. Management has exercised judgment in selecting the functional currency of each of the entities that it consolidates based on the primary economic environment in which the entity operates and in reference to the various indicators including the currency that primarily influences or determines the selling prices of goods and services and the cost of production, including labor, material and other costs and the currency whose competitive forces and regulations mainly determine selling prices.

Principles of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated. The Company’s consolidated entities, which all have a functional currency of USD and ownership of 100% are as follows:

100 W. Commercial Street, LLC	Medical West Healthcare Center, LLC
Acadia Medical Supply, Inc.	Metro-Med, Inc.
Access Respiratory Home Care, L.L.C.	Metro-Med, Inc. - Los Alamitos
Alliance Home Care & Mobile Diagnostics, L.L.C.	Metro-Med, Inc. - Ventura
At Home Health Equipment, LLC	NorCal Respiratory, Inc.
Black Bear Medical, Inc.	Northwest Medical, LLC
Black Bear Medical Group, Inc.	Oxygen Plus
Black Bear Medical NH, Inc.	Patient-Aids, Inc.
Care Medical Atlanta, LLC	Patient Home Monitoring, Inc
Care Medical of Athens, Inc.	QHM Holdings, Inc.
Care Medical of Augusta, LLC	QHM Investments I, LLC
Care Medical of Gainesville, LLC	Quipt Home Medical, Inc.
Care Medical Partners, LLC	Rejuvenight, LLC
Care Medical Savannah, LLC	Resource Medical, Inc.
Central Oxygen, Inc.	Resource Medical Group Charleston, LLC
Coastal Med-Tech Corp.	Resource Medical Group, LLC
Cooley Medical Equipment, Incorporated	Respicare, Inc.
Focus Respiratory, LLC	Riverside Medical, Inc.
Good Night Medical, LLC	RTA Homecare, LLC
Good Night Medical of Ohio, LLC	Semo Drugs - Care Plus of Mo, Inc.
Good Night Medical of Texas, Inc	Sleep Health Diagnostics, LLC
Great Elm Healthcare, LLC	Sleepwell, LLC
Health Technology Resources, LLC	Southeastern Biomedical Services, LLC
Heartland Health Therapy, LLC	Southern Pharmaceutical Corporation
Heckman Healthcare Service & Supplies Inc.	Thrift Home Care, Inc.
Hometown Medical LLC	Tuscan, Inc.
Legacy Oxygen and Home Care Equipment, LLC	United Respiratory Services, LLC
Mayhugh Drugs, Inc.	West Home Healthcare, Inc.
Med Supply Center, Inc.

The Company’s share of loss in investment is recorded on the equity method whereby the Company records “share of loss in equity method investment” on the consolidated statements of income (loss) and comprehensive income (loss) for its pro rata share ownership percentage of the investee’s net income (loss).

Critical accounting estimates

The preparation of financial statements in accordance with IFRS requires management to make certain estimates, judgments, and assumptions concerning the future. The Company’s management reviews these estimates, judgments, and assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted prospectively in the period in which the estimates are revised.

Estimates where management has made subjective judgments and where there is significant risk of material adjustments to assets and liabilities in future accounting periods include fair value measurements for financial instruments and share-based transactions, useful lives and impairment of non-financial assets (property and equipment and intangible assets), provision for expected credit losses, fair value measurements for assets and liabilities acquired in business acquisitions, and calculation of deferred taxes.

The following are the key estimate and assumption uncertainties that have a significant risk of resulting in a material adjustment within the next financial year:

a) Revenue recognition

Revenues are billed to, and collections are received from customers. Because of continuing changes in the health care industry and third-party reimbursement, the consideration receivable from these insurance companies is variable as these billings can be challenged by the payor. Therefore, the amount billed by the Company is reduced by an estimate of the amount that the Company believes is an amount to be ultimately allowed by the insurance contract, including co-pays and deductibles. This estimate involves significant judgment including an analysis of past collections and historical modification rates. Management regularly reviews the actual claims approved by the insurance companies, adjusting estimated revenue as necessary.

The Company does not offer warranties to customers in excess of the manufacturer’s warranty. Any taxes due upon sale of the products or services are not recognized as revenue. The Company does not have any partially or unfilled performance obligations related to contracts with customers and as such, the Company has no contract liabilities during the years ended September 30, 2023 and 2022.

Rental of medical equipment

The Company rents medical equipment to customers for a fixed monthly amount on a month-to-month basis. The customer has the right to cancel the lease at any time during the rental period. The Company considers these rentals to be operating leases. Under IFRS 16 - Leases, the Company recognizes rental revenue on operating leases on a straight-line basis over the contractual lease term, resulting in deferred revenue for the portion of the monthly rent that is billed in advance for periods after the date of the consolidated statement of financial position. The term begins on the date products are delivered to patients.

Sales of medical equipment and supplies

The Company sells equipment, consumable supplies, and replacement parts to customers and recognizes revenue based at delivery, as all performance obligations have been met.

b) Valuation of accounts receivable

The measurement of expected credit losses considers information about past events and current conditions. Significant judgments are made in order to incorporate forward-looking information into the estimation of reserves and may result in changes to the provision from period to period which may significantly affect our results of operations.

The Company estimates that a certain portion of receivables from customers may not be collected and maintains a reserve for expected credit losses. The Company evaluates the net realizable value of accounts receivable as of the date of the consolidated balance sheets, considering current and historical cash collections, the age of the accounts receivable, and relevant business conditions. If circumstances related to certain customers change or actual results differ from expectations, the estimate of the recoverability of receivables could fluctuate from that provided for in our consolidated financial statements. A change in estimate could impact bad debt expense and accounts receivable.

c) Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Major renewals and improvements are charged to the property accounts, while maintenance, and repairs which do not extend the useful life of the respective assets, are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.

The estimated useful lives of the assets are as follows:

Description	Estimated Useful Life
Rental equipment	1	-	5 years
Computer equipment	3	-	5 years
Office furniture and fixtures	5	-	10 years
Leasehold improvements	Life of lease 1	-	7 years
Right-of-use vehicles	Life of lease 1	-	5 years
Right-of-use real estate leases	Life of lease 1	-	10 years

Depreciation of rental equipment commences once it has been delivered to a patient’s address and put in use. Property and equipment and other non-current assets with definite useful lives are tested for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

d) Intangible assets

The Company has recorded various intangible assets consisting primarily of non-compete agreements, trademarks, customer contracts and customer relationships. Non-compete agreements are the value associated with the non-compete agreements entered by the sellers of acquired companies. Trademarks are the purchase price allocation for the value associated with the trade name of the acquired company. Customer contracts are comprised of the purchase price allocation of the present value of expected future customer billings based on the statistical life of a customer. Customer relationships are the value given in the purchase price allocation to the long-term associations with referral sources such as doctors, medical centers, etc. Definite life intangible assets are amortized on a straight-line basis over the estimated useful lives of the related assets as follows:

Description	Estimated Useful Life
Non-compete agreements			5 Years
Trademarks			10 Years
Customer contracts			2 Years
Customer relationships	10	-	20 Years

The Company reviews the estimates for useful lives on an annual basis, or more frequently if events during the year indicate that a change may be required, with consideration given to technological obsolescence and other relevant business factors. A change in management’s estimate could impact depreciation/amortization expense and the carrying value of property and equipment and intangible assets.

e) Share-based payments

The amounts used to estimate fair values of stock options issued are based on estimates of future volatility of the Company’s share price, expected lives of the options, expected dividends to be paid by the Company and other relevant assumptions. By their nature, these estimates are subject to measurement uncertainty and the effect of changes in such estimates on the consolidated financial statements of future periods could be significant.

f) Income taxes

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain.  The Company recognizes liabilities and contingencies for anticipated tax audit issues based on the Company’s current understanding of the tax law.  For matters where it is probable that an adjustment will be made, the Company records its best estimate of the tax liability including the related interest and penalties in the current tax provision. Management believes they have adequately provided for the probable outcome of these matters; however, the final outcome may result in a materially different outcome than the amount included in the tax liabilities.

In addition, the Company recognizes deferred tax assets relating to tax losses carried forward to the extent there are sufficient taxable temporary differences (deferred tax liabilities) relating to the same taxation authority and the same taxable entity against which the unused tax losses can be utilized.  Utilization of the tax losses depends on the ability of the taxable entity to satisfy certain tests at the time the losses are recouped.

g) Lease liabilities

Estimate of lease term

When the Company recognizes a lease, it assesses the lease term based on the conditions of the lease and determines whether it is probable that it will choose to extend the lease at the end of the initial lease term. This significant estimate could affect future results if the Company extends the lease or exercises an early termination option.

Incremental borrowing rate

When the Company recognizes a lease, the future lease payments are discounted using the Company’s incremental borrowing rate. This significant estimate impacts the carrying amount of the lease liabilities and the interest expense recorded on the consolidated statement of income (loss) and comprehensive income (loss).

Critical accounting judgements

The following are the critical judgments, apart from those involving estimations, which have been made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

a) Business combinations

In accordance with IFRS 3 – Business Combinations (“IFRS 3”), a transaction is recorded as a business combination if the significant assets, liabilities, or activities in addition to property and related mortgage debt assumed constitute a business. A business is defined as an integrated set of activities and assets, capable of being conducted and managed for the purpose of providing a return, lower costs, or other economic benefits. Where there are no such integrated activities, the transaction is treated as an asset acquisition. The estimation of the fair value of the assets and liabilities acquired in an acquisition is subject to judgement concerning estimating market values and predicting future events. These values are uncertain and can materially impact the carrying value of the acquired assets and liabilities and the amount allocated to goodwill.

b) Goodwill impairment

Management has evaluated the recoverable amount for its cash generating unit and applied judgment in the discount rate and other underlying assumptions used in impairment analysis of goodwill.

For the purposes of impairment testing, assets are grouped at the lowest levels of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets, termed as a cash-generating unit (“CGU”). The allocation of assets into a CGU requires significant judgment and interpretations with respect to the integration between assets, the existence of active markets, similar exposure to market risks, shared infrastructures and the way in which management monitors the operations. Effective July 1, 2023, the Company changed its CGUs to align with its internal regional management and reporting.

The Company reviews the value in use versus the carrying value both in total and for each of the individual assets. The recoverable amount of the CGUs was estimated based on an assessment of value in use using a discounted cash flow approach. The approach uses cash flow projections based upon a financial forecast approved by management, covering a five-year period. Cash flows for the years thereafter are extrapolated using the estimated terminal growth rate. The risk premiums expected by market participants related to uncertainties about the industry and assumptions relating to future cash flows may differ or change quickly, depending on economic conditions and other events.

c) Foreign currency transactions

Transactions in foreign currencies are initially recorded by the Company’s entities in their respective functional currency at the foreign currency spot rate or the rate realized in the transaction. Monetary items are translated at the foreign currency spot rate as of the reporting date. Exchange differences from monetary items are recognized in profit or loss. Non-monetary items that are not carried at fair value are translated using the exchange rates at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The assets and liabilities of foreign operations are translated into US dollars at the rate of exchange prevailing at the reporting date and their statements of operations are translated at the weighted average monthly rates of exchange. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that foreign operation is recognized in the statement of loss and comprehensive loss.

Financial instruments

Fair value measurement

Financial instruments carried at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – Where financial instruments are traded in active financial markets; fair value is determined by reference to the appropriate quoted market price at the reporting date. Active markets are those in which transactions occur in significant frequency and volume to provide pricing information on an ongoing basis;

Level 2 – If there is no active market, fair value is established using valuation techniques, including discounted cash flow models. The inputs to these models are taken from observable market data where possible, including recent arm’s length market transaction and comparisons to the current fair value of similar instruments, but where this is not feasible, inputs such as liquidity risk, credit risk, and volatility are used; and

Level 3 – In this level, fair value determinations are made with inputs other than observable market data.

Cash is classified as Level 1.